Organization and Nature of Business (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 HKD ($)
Organization and Nature of Business
Each ADS as ordinary share | shares	5
Accumulated losses	$ 289,734,000	$ 183,004,000
Cash and cash equivalents	121,157,000	86,036,000
Short-term investments	96,011,000	214,915,000
Unutilized bank borrowing facilities	119,359,000			$ 931,000,000
Dividends received from equity investees	$ 28,135,000	$ 35,218,000	$ 55,586,000